Disaggregated Revenues - Schedule of Company’s Breakdown of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Freight forwarding services
Breakdown of revenues	$ 87,116,179	$ 139,979,940	$ 97,238,430
Customers [Member] | Freight forwarders [Member]
Freight forwarding services
Breakdown of revenues	86,762,856	139,475,411	95,649,511
Customers [Member] | Direct customers [Member]
Freight forwarding services
Breakdown of revenues	403,613	545,058	1,656,016
Customers [Member] | Revenues [Member]
Freight forwarding services
Breakdown of revenues	87,166,469	140,020,469	97,305,527
Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	87,166,469	140,020,469	97,305,527
Freight forwarding services [Member] | Air freight [Member]
Freight forwarding services
Breakdown of revenues	85,621,326	138,683,827	92,645,878
Freight forwarding services [Member] | Ocean freight [Member]
Freight forwarding services
Breakdown of revenues	1,509,863	1,336,418	4,651,267
Freight forwarding services [Member] | Subtotal [Member]
Freight forwarding services
Breakdown of revenues	87,131,189	140,020,245	97,297,145
Freight forwarding services [Member] | Ancillary logistic services [Member]
Freight forwarding services
Breakdown of revenues	35,280	224	8,382
Export shipments [Member] | Subtotal [Member]
Freight forwarding services
Breakdown of revenues	87,116,178	139,979,940	97,238,430
Export shipments [Member] | Air [Member]
Freight forwarding services
Breakdown of revenues	85,613,133	138,665,566	92,619,992
Export shipments [Member] | Ocean [Member]
Freight forwarding services
Breakdown of revenues	1,503,045	1,314,374	4,618,438
Import shipments [Member]
Freight forwarding services
Breakdown of revenues	87,131,189	140,020,245	97,297,145
Import shipments [Member] | Subtotal [Member]
Freight forwarding services
Breakdown of revenues	15,011	40,305	58,715
Import shipments [Member] | Air [Member]
Freight forwarding services
Breakdown of revenues	8,193	18,261	25,886
Import shipments [Member] | Ocean [Member]
Freight forwarding services
Breakdown of revenues	$ 6,818	$ 22,044	$ 32,829